Long-term debt and convertible promissory notes	6 Months Ended	12 Months Ended
	Jul. 31, 2025	Jan. 31, 2025
Debt Disclosure [Abstract]
Long-term debt and convertible promissory notes

NOTE 7 – Long-term debt and convertible promissory notes

Following is a summary of convertible promissory notes:

	July 31, 2025	January 31, 2025

Convertible note payable issued June 2024, due March 2025	$–	$21,120
Convertible note payable issued August 2024, due May 2025	–	67,200
Convertible note payable issued October 2024, due July 2025	–	97,200
Convertible note payable issued December 2024, due September 2025	–	67,200
Convertible note payable issued March 2025, due December 2025	61,600	–
Convertible note payable issued April 2025, due February 2026	89,650	–
Convertible note payable issued May 2025, due March 2026	73,700	–
Convertible note payable issued July 2025, due April 2026	79,200	–
	304,150	252,720
Less debt discount	(39,650)	(38,114)
Less current portion of convertible notes	(264,500)	(214,606)
Long-term convertible notes payable	$–	$–

On June 13, 2024, the Company entered into a promissory note with 1800 Diagonal Lending in the aggregate principal amount of $126,000 (the “June 2024 Note”). The note bears interest at 10%, with an Original Issue Discount of $21,000 plus an additional $5,000 to pay for transaction fees to the lender, matures on March 15, 2025. Pursuant to the terms of the Note, the outstanding principal and accrued interest on the Note shall be paid in 4 set monthly cash payments beginning six months from the effective date. The note may be prepaid with no penalty. The note allows an event of default which may be convertible into shares of the Company’s common stock as set forth therein. At any time following an event of default, the note is convertible into shares of the Company’s common stock at a price of 65% of the lowest weighted average market price of the Company’s common stock during the 10 trading days prior to conversion. As of January 31, 2025, the note balance was $18,274, net of $2,846 discount. During the six months ended July 31, 2025, the Company repaid $21,120 of principal on the note. As of July 31, 2025, the note balance was $0.

On August 28, 2024, the Company entered into a promissory note with 1800 Diagonal Lending in the aggregate principal amount of $67,200 (the “August 2024 Note”). The note bears interest at 10%, with an Original Issue Discount of $11,200 plus an additional $6,000 to pay for transaction fees to the lender, matures on May 30, 2025. Pursuant to the terms of the Note, the outstanding principal and accrued interest on the Note shall be paid in 4 set monthly cash payments beginning six months from the effective date. The note may be prepaid with no penalty. The note allows an event of default which may be convertible into shares of the Company’s common stock as set forth therein. At any time following an event of default, the note is convertible into shares of the Company’s common stock at a price of 65% of the lowest weighted average market price of the Company’s common stock during the 10 trading days prior to conversion. As of January 31, 2025, note balance was $59,757, net of $7,443 discount. During the six months ended July 31, 2025, the Company repaid $49,280 of principal and converted $24,640 of principal and interest on the note. As of July 31, 2025, note balance was $0.

On October 22, 2024, the Company entered into a promissory note with 1800 Diagonal Lending in the aggregate principal amount of $97,200 (the “October 2024 Note”). The note bears interest at 10%, with an Original Issue Discount of $16,200 plus an additional $6,000 to pay for transaction fees to the lender, matures on July 30, 2025. Pursuant to the terms of the Note, the outstanding principal and accrued interest on the Note shall be paid in 4 set monthly cash payments beginning six months from the effective date. The note may be prepaid with no penalty. The note allows an event of default which may be convertible into shares of the Company’s common stock as set forth therein. At any time following an event of default, the note is convertible into shares of the Company’s common stock at a price of 65% of the lowest weighted average market price of the Company’s common stock during the 10 trading days prior to conversion. As of January 31, 2025, note balance was $82,979, net of $14,221 discount. During the six months ended July 31, 2025, the Company repaid $53,640 of principal and converted $53,460 of principal and interest on the note. As of July 31, 2025, note balance was 0.

On December 2, 2024, the Company entered into a promissory note with 1800 Diagonal Lending in the aggregate principal amount of $67,200 (the “December 2024 Note”). The note bears interest at 10%, with an Original Issue Discount of $11,200 plus an additional $6,000 to pay for transaction fees of the lender, matures on May 30, 2025. Pursuant to the terms of the Note, the outstanding principal and accrued interest on the Note shall be paid in 4 set monthly cash payments beginning six months from the effective date. The note may be prepaid with no penalty. The note allows an event of default which may be convertible into shares of the Company’s common stock as set forth therein. At any time following an event of default, the note is convertible into shares of the Company’s common stock at a price of 65% of the lowest weighted average market price of the Company’s common stock during the 10 trading days prior to conversion. During the six months ended July 31, 2025, the Company converted $78,420 of principal and interest on the note. As of January 31, 2025, note balance was $53,596, net of $13,604 discount. As of July 31, 2025, note balance was $0.

On March 3, 2025, the Company entered into a convertible promissory note with 1800 Diagonal Lending LLC in the aggregate principal amount of $61,600 (the “March 2025 Note”). The note bears interest at 8%, with an Original Issue Discount of $5,600 plus an additional $6,000 to pay for transaction fees to the lender, matures on December 15, 2025, and is convertible after 180 days into shares of the Company’s common stock at a price of 75% of the average of the three lowest closing bid prices of the Company’s common stock during the 10 trading days prior to conversion. As of July 31, 2025, note balance was $56,063, net of $5,537 discount.

On April 29, 2025, the Company entered into a convertible promissory note with 1800 Diagonal Lending LLC in the aggregate principal amount of $89,650 (the “April 2025 Note”). The note bears interest at 8%, with an Original Issue Discount of $8,150 plus an additional $6,500 to pay for transaction fees to the lender, matures on February 15, 2026, and is convertible after 180 days into shares of the Company’s common stock at a price of 75% of the average of the three lowest closing bid prices of the Company’s common stock during the 10 trading days prior to conversion. As of July 31, 2025, note balance was $79,666, net of $9,984 discount.

On May 30, 2025, the Company entered into a convertible promissory note with 1800 Diagonal Lending LLC in the aggregate principal amount of $73,700 (the “May 2025 Note”). The note bears interest at 8%, with an Original Issue Discount of $6,700 plus an additional $7,000 to pay for transaction fees to the lender, matures on March 15, 2026, and is convertible after 180 days into shares of the Company’s common stock at a price of 75% of the average of the three lowest closing bid prices of the Company’s common stock during the 10 trading days prior to conversion. As of July 31, 2025, note balance was $62,939, net of $10,761 discount.

On July 14, 2025, the Company entered into a convertible promissory note with 1800 Diagonal Lending LLC in the aggregate principal amount of $79,200 (the “July 2025 Note”). The note bears interest at 8%, with an Original Issue Discount of $7,200 plus an additional $7,000 to pay for transaction fees to the lender, matures on April 30, 2026, and is convertible after 180 days into shares of the Company’s common stock at a price of 75% of the average of the three lowest closing bid prices of the Company’s common stock during the 10 trading days prior to conversion. As of July 31, 2025, note balance was $65,832, net of $13,368 discount.

During the six months ended July 31, 2025 and 2024, the Company recorded debt discounts of $0 and $67,352, respectively, due to the derivative liabilities, and original issue debt discounts and fees paid to lender of $54,150 and $31,000, respectively, due to the convertible notes. The Company recorded amortization of these discounts of $52,614 and $66,048 for the six months ended July 31, 2025 and 2024, respectively.

Notes Payable

On June 22, 2020, the Company received loan proceeds of $32,300 (net of a $100 loan fee) under the SBA’s Economic Injury Disaster Loan program (“EIDL”). The EIDL loan, dated June 16, 2020, bears interest at 3.75%, has a 30-year term, and is due in monthly installments of $158 beginning June 18, 2021 (extended to December 18, 2022).

In April 2025, the Company entered into a Premium Finance Agreement related to an insurance policy. The policy premiums total $33,500 for a one-year policy period. The Company financed $24,750 of the policy over a nine-month period. The monthly payments under the agreement are due in nine installments of $2,903, at an annual interest rate of 13.2%.

As of July 31, 2025, the notes payable, net balance was $49,169, which include term long notes payable of $32,400 and current portion of notes payable of $16,769, with accrued interest of $2,193. As of January 31, 2025, the notes payable, net balance was $32,400, which include term long notes payable of $32,400 and current portion of notes payable of $0, with accrued interest of $2,729.

NOTE 6 – Long-term debt and convertible promissory notes

Following is a summary of convertible promissory notes:

	January 31, 2025	January 31, 2024

8% convertible note payable issued January 2024, due October 2024	$–	$110,000
10% convertible note payable issued June 2024, due March 2025	21,120	–
10% convertible note payable issued August 2024, due May 2025	67,200	–
10% convertible note payable issued October 2024, due July 2025	97,200	–
10% convertible note payable issued December 2024, due September 2025	67,200	–
	252,720	110,000
Less debt discount	(38,114)	(15,000)
Less current portion of convertible notes	(214,606)	(95,000)
Long-term convertible notes payable	$–	$–

On July 14, 2022, the Company entered into a convertible promissory note with 1800 Diagonal Lending LLC in the aggregate principal amount of $45,138 (the “July 2022 Note”). The note bears interest at 8%, with an Original Issue Discount of $10,138, matures on July 14, 2023, and is convertible after 180 days into shares of the Company’s common stock at a price of 75% of the average of the lowest 5 weighted average market prices of the Company’s common stock during the 10 trading days prior to conversion. During the year ended January 31, 2023, the noteholder converted a total of $15,000 of the note for 205,198 shares of the Company’s common stock, leaving a balance of $30,138 as of January 31, 2023. During the year ended January 31, 2024, the noteholder converted a total of $30,138 of the note principal and $1,806 of interest for 360,675 shares of the Company’s common stock, leaving a balance of $0 as of January 31, 2024.

On October 3, 2022, the Company entered into a convertible promissory note with 1800 Diagonal Lending LLC in the aggregate principal amount of $45,138 (the “October 2022 Note”). The note bears interest at 8%, with an Original Issue Discount of $10,138, matures on October 3, 2023, and is convertible after 180 days into shares of the Company’s common stock at a price of 75% of the average of the lowest 5 weighted average market prices of the Company’s common stock during the 10 trading days prior to conversion. During the year ended January 31, 2024, the noteholder converted a total of $45,138 of the note principal and $1,806 of interest for 1,102,975 shares of the Company’s common stock, leaving a balance of $0 as of January 31, 2024.

On November 23, 2022, the Company entered into a convertible promissory note with 1800 Diagonal Lending LLC in the aggregate principal amount of $51,108 (the “November 2022 Note”). The note bears interest at 8%, with an Original Issue Discount of $11,219, matures on November 23, 2023, and is convertible after 180 days into shares of the Company’s common stock at a price of 75% of the average of the lowest 5 weighted average market prices of the Company’s common stock during the 10 trading days prior to conversion. During the year ended January 31, 2024, the noteholder converted a total of $51,108 of the note principal and $2,044 of interest for 1,477,693 shares of the Company’s common stock, leaving a balance of $0 as of January 31, 2024.

On February 3, 2023, the Company entered into a convertible promissory note with 1800 Diagonal Lending in the aggregate principal amount of $48,675 (the “February 2023 Note”). The note bears interest at 8%, with an Original Issue Discount of $4,425 plus an additional $4,250 to pay for transaction fees of the lender, matures on February 2, 2024, and is convertible after 180 days into shares of the Company’s common stock at a price of 75% of the average of the lowest 5 weighted average market prices of the Company’s common stock during the 10 trading days prior to conversion. During the year ended January 31, 2024, the noteholder converted a total of $48,675 of the note principal and $1,947 of interest for 1,131,880 shares of the Company’s common stock, leaving a balance of $0 as of January 31, 2024.

On March 24, 2023, the Company entered into a convertible promissory note with 1800 Diagonal Lending in the aggregate principal amount of $48,675 (the “March 2023 Note”). The note bears interest at 8%, with an Original Issue Discount of $4,425 plus an additional $4,250 to pay for transaction fees of the lender, matures on March 24,2024, and is convertible after 180 days into shares of the Company’s common stock at a price of 75% of the average of the lowest 5 weighted average market prices of the Company’s common stock during the 10 trading days prior to conversion. During the year ended January 31, 2024, the noteholder converted a total of $48,675 of the note principal and $1,945 of interest for 1,593,694 shares of the Company’s common stock, leaving a balance of $0 as of January 31, 2024.

On January 12, 2024, the Company entered into a convertible promissory note with 1800 Diagonal Lending in the aggregate principal amount of $110,000 (the “January 2024 Note”). The note bears interest at 8%, with an Original Issue Discount of $10,000 plus an additional $5,000 to pay for transaction fees of the lender, matures on March 24,2024, and is convertible after 180 days into shares of the Company’s common stock at a price of 75% of the average of the lowest 5 weighted average market prices of the Company’s common stock during the 10 trading days prior to conversion. During the year ended January 31, 2025, the noteholder converted a total of $110,000 of the note for 867,389 shares of the Company’s common stock. The conversion was in accordance with the terms of the agreement and no gain or loss was recognized. As of January 31, 2025, the note balance was $0. As of January 31, 2024, the note balance was $95,000, net of $15,000 discount.

On February 23, 2024, the Company entered into a promissory note with 1800 Diagonal Lending in the aggregate principal amount of $126,000 (the “February 2024 Note”). The note bears interest at 10%, with an Original Issue Discount of $21,000 plus an additional $5,000 to pay for transaction fees of the lender, matures on November 30, 2024. Pursuant to the terms of the Note, the outstanding principal and accrued interest on the Note shall be paid in 4 set monthly cash payments beginning six months from the effective date. The note may be prepaid with no penalty. The note allows an event of default which may be convertible into shares of the Company’s common stock as set forth therein. At any time following an event of default, the note is convertible into shares of the Company’s common stock at a price of 65% of the lowest weighted average market price of the Company’s common stock during the 10 trading days prior to conversion. During the year ended January 31, 2025, the Company repaid $126,000 of principal on the note. As of January 31, 2025, the note balance was $0.

On June 13, 2024, the Company entered into a promissory note with 1800 Diagonal Lending in the aggregate principal amount of $126,000 (the “June 2024 Note”). The note bears interest at 10%, with an Original Issue Discount of $21,000 plus an additional $5,000 to pay for transaction fees of the lender, matures on March 15, 2025. Pursuant to the terms of the Note, the outstanding principal and accrued interest on the Note shall be paid in 4 set monthly cash payments beginning six months from the effective date. The note may be prepaid with no penalty. The note allows an event of default which may be convertible into shares of the Company’s common stock as set forth therein. At any time following an event of default, the note is convertible into shares of the Company’s common stock at a price of 65% of the lowest weighted average market price of the Company’s common stock during the 10 trading days prior to conversion. During the year ended January 31, 2025, the Company repaid $58,080 of principal on the note. As of January 31, 2025, the note balance was $18,274, net of $2,846 discount.

On August 28, 2024, the Company entered into a promissory note with 1800 Diagonal Lending in the aggregate principal amount of $67,200 (the “August 2024 Note”). The note bears interest at 10%, with an Original Issue Discount of $11,200 plus an additional $6,000 to pay for transaction fees of the lender, matures on May 30, 2025. Pursuant to the terms of the Note, the outstanding principal and accrued interest on the Note shall be paid in 4 set monthly cash payments beginning six months from the effective date. The note may be prepaid with no penalty. The note allows an event of default which may be convertible into shares of the Company’s common stock as set forth therein. At any time following an event of default, the note is convertible into shares of the Company’s common stock at a price of 65% of the lowest weighted average market price of the Company’s common stock during the 10 trading days prior to conversion. As of January 31, 2025, note balance was $59,757, net of $7,443 discount.

On October 22, 2024, the Company entered into a promissory note with 1800 Diagonal Lending in the aggregate principal amount of $97,200 (the “October 2024 Note”). The note bears interest at 10%, with an Original Issue Discount of $16,200 plus an additional $6,000 to pay for transaction fees of the lender, matures on July 30, 2025. Pursuant to the terms of the Note, the outstanding principal and accrued interest on the Note shall be paid in 4 set monthly cash payments beginning six months from the effective date. The note may be prepaid with no penalty. The note allows an event of default which may be convertible into shares of the Company’s common stock as set forth therein. At any time following an event of default, the note is convertible into shares of the Company’s common stock at a price of 65% of the lowest weighted average market price of the Company’s common stock during the 10 trading days prior to conversion. As of January 31, 2025, note balance was $82,979, net of $14,221 discount.

On December 2, 2024, the Company entered into a promissory note with 1800 Diagonal Lending in the aggregate principal amount of $67,200 (the “December 2024 Note”). The note bears interest at 10%, with an Original Issue Discount of $11,200 plus an additional $6,000 to pay for transaction fees of the lender, matures on May 30, 2025. Pursuant to the terms of the Note, the outstanding principal and accrued interest on the Note shall be paid in 4 set monthly cash payments beginning six months from the effective date. The note may be prepaid with no penalty. The note allows an event of default which may be convertible into shares of the Company’s common stock as set forth therein. At any time following an event of default, the note is convertible into shares of the Company’s common stock at a price of 65% of the lowest weighted average market price of the Company’s common stock during the 10 trading days prior to conversion. As of January 31, 2025, note balance was $53,596, net of $13,604 discount.

Notes Payable–- SBA

On June 22, 2020, the Company received loan proceeds of $32,300 (net of $100 loan fee) under the SBA’s Economic Injury Disaster Loan program (“EIDL”). The EIDL loan, dated June 16, 2020, bears interest at 3.75%, has a 30-year term, and is due in monthly installments of $158 beginning June 16, 2021 (extended to June 18, 2023).

The note principal balance of totaled $32,400, with accrued interest of $2,193 and $2,729 and is included in long-term debt as of January 31, 2025 and 2024, respectively.

Notes Payable

In April 2023, the Company entered into a Premium Finance Agreement related to an insurance policy. The policy premiums total $33,500 for a one-year policy period. The Company financed $24,850 of the policy over a nine-month period. The monthly payments under the agreement are due in nine installments of $2,909, at an annual interest rate of 12.70%. As of January 31, 2024, the note balance was $0.

In April 2024, the Company entered into a Premium Finance Agreement related to an insurance policy. The policy premiums total $33,500 for a one-year policy period. The Company financed $24,750 of the policy over a nine-month period. The monthly payments under the agreement are due in nine installments of $2,903, at an annual interest rate of 13.2%.

As of January 31, 2025, the notes payable, net balance was $32,400, which include term long notes payable of $32,400 and current portion of notes payable of $0, with accrued interest of $2,729. As of January 31, 2024, the note principal balance totaled $32,400, with accrued interest of $2,729, and is included in long-term debt.